Label	Element	Value
Invesco MSCI Green Building ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco MSCI Green Building ETF
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED August 20, 2025 TO THE PROSPECTUSES
DATED February 28, 2025 OF:
Invesco MSCI Green Building ETF (GBLD)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified,” and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.